Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended	12 Months Ended	120 Months Ended
	Mar. 17, 2020 $ / shares	Feb. 07, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Jan. 22, 2030 USD ($)	Feb. 15, 2020	Jan. 22, 2020
Disclosure of Taxable Income [line items]
Fixed interest rate				5.46%
Issue Of Bonds Or Notes [Member] | Fixed interest rate [member]
Disclosure of Taxable Income [line items]
Proceeds from bank loan		$ 3,000
Bond maturity period		8 years
Fixed interest rate		7.35%
Bond maturity year		2028-01
Issue Of Bonds Or Notes [Member] | Floating interest rate [member]
Disclosure of Taxable Income [line items]
Proceeds from bank loan		$ 1,727
Bond maturity period		5 years 6 months
Bond maturity year		2025-08
Floating interest rate		0.08%
Two Point Seven Five Zero Senior Notes [Member] | Issue Of Bonds Or Notes [Member]
Disclosure of Taxable Income [line items]
Proceeds from bank loan					$ 1,250
Fixed interest rate							2.75%
Bond maturity year					2030-01
Three Point Eight Eight Senior Notes [Member] | Issue Of Bonds Or Notes [Member]
Disclosure of Taxable Income [line items]
Fixed interest rate							3.88%
Bond maturity year					2023-11
Repayment of bonds					$ 900
4.63% senior notes, maturity date on Feb. 15, 2020 [member]
Disclosure of Taxable Income [line items]
Fixed interest rate				4.63%		4.625%
Notional amount				$ 500
Borrowings, maturity				February 15, 2020
Events after reporting [member] | Floating interest rate [member]
Disclosure of Taxable Income [line items]
Notional amount			$ 10,000
Borrowings, maturity			one year
Dividend Distribution [Member]
Disclosure of Taxable Income [line items]
Cash dividends approved per share | $ / shares	$ 0.6075
Cash dividends approved per Unit | $ / shares	$ 4.86